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                          SIMPSON THACHER & BARTLETT
                              425 Lexington Avenue
                               New York, NY 10017

                                               February 2, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549
Attention: Filing Desk

Re:  BlackRock Funds/SM/ (Registration
     Statement File No. 33-26305)

Ladies and Gentlemen:

     On behalf of BlackRock Funds/SM/ (the "Company"), and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, we hereby certify that the definitive forms of prospectuses for the Company's Equity, Bond and Money Market Portfolios, BlackRock Shares of the Low Duration, Core Bond and Intermediate Bond Portfolios, BlackRock Strategic Portfolio I, BlackRock Strategic
Portfolio II and Multi-Sector Mortgage Securities Portfolio III, each dated January 28, 1998, that would have been filed on behalf of the Company in accordance with Rule 497(c) do not differ from those contained in the most recent amendment to the Company's Registration Statement on Form N-1A, the text of which was filed electronically with the Securities and Exchange Commission on January 27, 1998.

     Any questions or communications should be directed to Robert M. Kaner of this firm at 212-455-3275.


                                 Very truly yours,
                                 /s/ Simpson Thacher & Bartlett
                                 SIMPSON THACHER & BARTLETT


cc:  Brian P. Kindelan, Esq.
     Matt Mosca
     Rene Romain